Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Central Index Key	0000866609
Entity Registrant Name	ION GEOPHYSICAL CORP
Amendment Flag	false
Document Type	S-4/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2286646
Entity Address, Address Line One	2105 CityWest Blvd
Entity Address, Address Line 2	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-2839
City Area Code	281
Local Phone Number	933-3339
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2105 CityWest Blvd
Entity Address, Address Line 2	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-2855
City Area Code	281
Local Phone Number	933-3339
Contact Personnel Name	Christopher T. Usher